INTANGIBLE ASSETS - Narrative (Details) € in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Aug. 30, 2019 EUR (€)	Aug. 30, 2019 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			€ 76,615	€ 70,809	€ 52,435
Capitalized development costs			139	1,335
Impairment charges			0	732
Assets acquired			€ 9,175	19,191
Swedis Orphan Biovitrum International AB
Disclosure of detailed information about intangible assets [line items]
Period of transitional services			6 months
Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			€ (1,927)	(1,927)	(2,659)
RUCONEST for HAE EU
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			0	44	97
Capitalized development costs			0	0
Impairment charges			0	0
Assets acquired			€ 0	0
RUCONEST for HAE EU | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life of the acquired intangible asset from Sobi			2 years
RUCONEST for HAE EU | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life of the acquired intangible asset from Sobi			4 years
RUCONEST for HAE EU | Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			€ 0	0	0
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			4,443	4,304	2,237
Capitalized development costs			139	1,335
Impairment charges			0	732
Assets acquired			0	0
Development costs | Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			(1,892)	(1,892)	(2,624)
Reversal of impairment				(2,600)
Licence
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			20,087	18,702	0
Capitalized development costs			0	0
Impairment charges			0	0
Assets acquired			€ 1,385	18,702
Licence | Swedis Orphan Biovitrum International AB
Disclosure of detailed information about intangible assets [line items]
Useful life of the acquired intangible asset from Sobi			12 years
Assets acquired			€ 7,500
Licence | Novartis
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets	€ 17,900	$ 20	1,400	18,700
Licence | Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			€ 0	€ 0	€ 0